Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (5,645)	$ (7,114)	$ (17,630)	$ (28,193)	$ (34,515)	$ (48,207)	$ (57,855)
Other comprehensive gain (loss):
Change in unrealized gain (loss) on available-for-sale investments, net of tax	(1)	28	27	63	60	(44)	95
Comprehensive loss	$ (5,646)	$ (7,086)	$ (17,603)	$ (28,130)	$ (34,455)	$ (48,251)	$ (57,760)